Subsequent events (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			1 Months Ended				2 Months Ended		9 Months Ended	12 Months Ended
	Oct. 13, 2022 EUR (€)	Oct. 13, 2022 USD ($) $ / shares	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 € / shares	Oct. 13, 2022 € / shares
Subsequent events
Increase in shares issued (in shares)					828,943	828,943				2,190,711	2,190,711
Offering price (in currency per share) | (per share)		$ 3.44				$ 2.16						€ 2.04	€ 3.60
Proceeds from issue of ordinary shares in the form of ADS	€ 4,600	$ 4.4	€ 900	$ 0.9	€ 800	$ 0.9	€ 1,700	$ 1.8	€ 860	€ 26,600	$ 32.0